ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 3,381	$ 2,209	$ 1,793
Increase in tax positions for prior years	4	243
Increase in tax positions due to acquisitions		362
Increase in tax positions for current year	1,107	905	754
Settlements with taxing authorities	(2)	(32)
Lapse in statute of limitations	(490)	(306)	(338)
Gross unrecognized tax benefits end of year	4,000	3,381	2,209
Income tax penalties and interest accrued	700	$ 600	$ 200
Increase in unrecognized tax benefits is reasonably possible	$ 700